Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Reconciliation of unrecognized tax benefits
Beginning of period	$ 9.1	$ 7.7	$ 9.9
Additions due to UCI Acquisition				9.3
Additions for tax positions related to the current period	0.2	1.9		0.8
Reductions based on tax positions related to the current period		(0.6)		(0.3)
Additions for tax positions of prior years		0.8	0.1	0.5
Reductions for tax positions of prior years		(0.1)	(1.9)
Reduction for lapse of applicable statutes of limitations		(0.6)	(0.3)	(0.4)
End of period	$ 9.3	$ 9.1	$ 7.8	$ 9.9